Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities

The key terms of these facilities were as follows:

Facility	Currency	Interest rate (1)	Facility maturity date	Principal outstanding at December 31, 2021 (Local Currency)	Principal outstanding at December 31, 2021 (USD)
Term Loan Facility (USD) (3)	USD	USD LIBOR + 2.75%	Jun-28	$1,013,883	$1,013,883
Term Loan Facility (EUR) (4)	EUR	EURIBOR + 3%	Jun-28	710,000	807,231
Secured Loan Notes (EUR)	EUR	3%	Jun-29	435,000	494,571
Secured Loan Notes (USD)	USD	4%	Jun-29	400,000	400,000
New Revolving Credit Facility (EUR)	EUR	EURIBOR + 2.25% (0% floor)	Dec-27	25,000	28,423
Line of Credit	USD	Prime (2) (3.25) - 0.25%	May-23	50,000	50,000
Total Principal Outstanding					$2,794,108

(1)
For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The Prime Rate is defined as the rate of interest per annum most recently published in The Wall Street Journal (or any successor publication if The Wall Street Journal is no longer published) in the “Money Rates” Section (or such successor section) as the “Prime Rate”.
(3)
Represent New Term Loan Facility (USD) and USD Incremental Term Loan as defined under New Facilities
(4)
Represent New Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under New Facilities

	As of December 31,
	2021	2020
Principal outstanding	$2,794,108	$3,331,909
Deferred debt issuance costs	(38,302)	(50,751)
Amortization of interest expense	2,562	(18,887)
Total	2,758,368	3,262,271
Short-term debt	10,190	15,400
Long-term debt	$2,748,178	$3,246,871

Schedule of Maturities of Non Current Debt

Maturity requirements on non-current debt as of December 31, 2021 by year are as follows:

Years ending December 31,
2022	$10,190
2023	60,190
2024	10,190
2025	10,190
2026	10,190
2027 and thereafter	2,693,158
Total	$2,794,108